FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2019
FINANCIAL INSTRUMENTS
Schedule of fair value and carrying amount

	Thousands of Yen
	2018		2019
	Carrying		Carrying	Fair
	Amount	Fair Value	Amount	Value
Liabilities:
Short-term bank borrowings	¥1,500,000	¥1,500,000	¥1,100,000	¥1,100,000
Long-term debt:
Bank borrowings	4,737,602	4,740,891	4,229,650	4,236,047
Convertible bonds	1,209,122	1,348,412	1,232,742	1,245,965